Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS:

A.	On July 13, 2026, under the SPA with Alpha, Alpha made subsequent fundings in the gross amount of $1,000 thousand, pursuant to which the Company issued 1,000 preferred shares with a stated value of $1,000 per share, convertible into 181,653 ordinary shares at a fixed conversion price of $5.505 per share, and ordinary warrants to purchase 181,653 ordinary shares at an exercise price of $87.36 per share. The warrants are exercisable upon issuance and will expire after five years. According to their terms, these warrants were classified as equity.

On August 24, 2026, under the SPA with Alpha, Alpha made subsequent fundings in the gross amount of $1,000 thousand, pursuant to which the Company issued 1,000 preferred shares with a stated value of $1,000 per share, convertible into 318,674 ordinary shares at a fixed conversion price of $3.138 per share, and ordinary warrants to purchase 318,674 ordinary shares at an exercise price of $87.36 per share. The warrants are exercisable upon issuance and will expire after five years. According to their terms, these warrants were classified as equity.

On August 26, 2026, under the SPA with Alpha, Alpha made subsequent fundings in the gross amount of $1,000 thousand, pursuant to which the Company issued 1,000 preferred shares with a stated value of $1,000 per share, convertible into 320,513 ordinary shares at a fixed conversion price of $3.12 per share, and ordinary warrants to purchase 320,513 ordinary shares at an exercise price of $87.36 per share. The warrants are exercisable upon issuance and will expire after five years. According to their terms, these warrants were classified as equity.

Consequently, and under the anti-dilution provisions in the agreement, the conversion ratio of all outstanding previously issued preferred shares were down adjusted to $3.12 per share.

On August 28, 2026, under the SPA with Alpha, Alpha made subsequent fundings in the gross amount of $1,000 thousand, pursuant to which the Company issued 1,000 preferred shares with a stated value of $1,000 per share, convertible into 254,582 ordinary shares at a fixed conversion price of $3.928 per share, and ordinary warrants to purchase 254,582 ordinary shares at an exercise price of $87.36 per share. The warrants are exercisable upon issuance and will expire after five years. According to their terms, these warrants were classified as equity.

B.	On July 29, 2026 the Company’s shareholders’ meeting approved, inter-alia, the following (see also Note 5A(1)(e):

1)	The second amendment to the SPA agreement with Alpha relating to the terms of certain warrants issued as from 28 July 2025 and after (see Note 5A), pursuant to which the exercise price will be reduced to $12.00 per ordinary share. The amendment also entitles the Company to reduce the floor price applicable to the warrants issued under the SPA. All other terms and provisions of the applicable warrants will remain unchanged and in full force and effect.

2)	The additional funding under the 2nd amendment including: (i) a pre-funded warrant to purchase 12,500 ordinary shares, (ii) short-term warrants to purchase 83,333 ordinary shares at an exercise price of $12.00 per share, that expired on August 5, 2026 under the provisions of the agreement with Alpha, and (iii) warrants to purchase 83,333 ordinary shares at an exercise price of $12.00 per share, expiring five years following receipt of shareholder approval.

3)	The change of the Company’s name to BrenX Ltd.

4)	The appointment of Mr. Nir Brenmiller as the Chief Executive Officer of the Company and his employment terms.

5)	The appointment of Avi Brenmiller as the active Chairman of the Company’s Board of Directors, and his employment terms.

6)	As a result of the foregoing, the Shareholders meeting also approved certain required changes to the Company’s Articles of Association.

C.	On July 2, 2026, the Company acquired 100% of a Hungarian company – A.R.D. Energy Kft. for the approximate amount of $1.1 million (hereinafter – “ARD”). ARD owns two licensed photovoltaic (PV) facilities that supply renewable electricity to the Hungarian grid and provide recurring revenue stream. These facilities are also recognized and enjoy certain government benefits for a limited period of time. The Company is in the process of acquiring adjacent land in order to expand the site into a hub that will integrate renewable energy generation and energy storage so that it will provide energy to adjacent industrial customers.

D.	The Company is holding negotiations with the European Investment Bank (EIB) for the early repayment of its entire debt to EIB for a reduced amount. Until such agreement is reached, EIB has provided on July 23, 2026 an ongoing waiver (up to September 15 ,2026 that can be extended as required) to the required maturity and interest payment of $1,720 thousand that was scheduled for payment on July 28, 2026.

E.	On August 13, 2026, the Company filed a Registration Statement on Form S-8, to register 395,031 additional ordinary shares, no par value per share, to be reserved for issuance under the Brenmiller Energy Ltd. 2013 Global Incentive Option Scheme, which are in addition to an aggregate of already registered 10,357 Ordinary Shares under the Plan.

F.	See also note 5A regarding a subsequent reverse split.